Allowance for Probable Loan Losses (Aging By Loan Class) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	$ 59,705,000	$ 40,674,000	$ 7,257,000
Past due	84,450,000	75,833,000
Loans, current	6,810,496,000	6,485,456,000
Total loans	6,894,946,000	6,561,289,000
30 to 59 Days
Financing receivable recorded investment
Past due	18,169,000	15,978,000
60 to 89 Days
Financing receivable recorded investment
Past due	4,937,000	6,011,000
90 Days or Greater
Financing receivable recorded investment
Past due	61,344,000	53,844,000
Commercial
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	421,000	10,890,000
Past due	5,052,000	25,591,000
Loans, current	1,287,608,000	1,103,378,000
Total loans	1,292,660,000	1,128,969,000
Commercial | 30 to 59 Days
Financing receivable recorded investment
Past due	3,134,000	4,651,000
Commercial | 60 to 89 Days
Financing receivable recorded investment
Past due	626,000	1,089,000
Commercial | 90 Days or Greater
Financing receivable recorded investment
Past due	1,292,000	19,851,000
Commercial Real Estate:Other Construction and Land Development
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing		16,000
Past due	564,000	3,356,000
Loans, current	2,185,319,000	1,882,875,000
Total loans	2,185,883,000	1,886,231,000
Commercial Real Estate:Other Construction and Land Development | 30 to 59 Days
Financing receivable recorded investment
Past due	509,000	727,000
Commercial Real Estate:Other Construction and Land Development | 60 to 89 Days
Financing receivable recorded investment
Past due	55,000	1,707,000
Commercial Real Estate:Other Construction and Land Development | 90 Days or Greater
Financing receivable recorded investment
Past due		922,000
Commercial Real Estate: Farmland and Commercial
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	54,878,000	24,910,000
Past due	65,017,000	30,951,000
Loans, current	1,831,730,000	1,918,947,000
Total loans	1,896,747,000	1,949,898,000
Commercial Real Estate: Farmland and Commercial | 30 to 59 Days
Financing receivable recorded investment
Past due	8,058,000	2,928,000
Commercial Real Estate: Farmland and Commercial | 60 to 89 Days
Financing receivable recorded investment
Past due	2,031,000	784,000
Commercial Real Estate: Farmland and Commercial | 90 Days or Greater
Financing receivable recorded investment
Past due	54,928,000	27,239,000
Commercial Real Estate: Multifamily
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing		71,000
Past due	478,000	1,505,000
Loans, current	189,952,000	224,752,000
Total loans	190,430,000	226,257,000
Commercial Real Estate: Multifamily | 30 to 59 Days
Financing receivable recorded investment
Past due	313,000	927,000
Commercial Real Estate: Multifamily | 90 Days or Greater
Financing receivable recorded investment
Past due	165,000	578,000
Residential First Lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	3,107,000	3,079,000
Past due	8,559,000	9,037,000
Loans, current	425,342,000	436,763,000
Total loans	433,901,000	445,800,000
Residential First Lien | 30 to 59 Days
Financing receivable recorded investment
Past due	3,229,000	3,998,000
Residential First Lien | 60 to 89 Days
Financing receivable recorded investment
Past due	1,670,000	1,677,000
Residential First Lien | 90 Days or Greater
Financing receivable recorded investment
Past due	3,660,000	3,362,000
Residential Junior Lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	1,200,000	937,000
Past due	2,789,000	2,881,000
Loans, current	703,687,000	724,420,000
Total loans	706,476,000	727,301,000
Residential Junior Lien | 30 to 59 Days
Financing receivable recorded investment
Past due	1,112,000	1,155,000
Residential Junior Lien | 60 to 89 Days
Financing receivable recorded investment
Past due	477,000	618,000
Residential Junior Lien | 90 Days or Greater
Financing receivable recorded investment
Past due	1,200,000	1,108,000
Consumer
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	88,000	32,000
Past due	630,000	550,000
Loans, current	47,170,000	45,766,000
Total loans	47,800,000	46,316,000
Consumer | 30 to 59 Days
Financing receivable recorded investment
Past due	467,000	486,000
Consumer | 60 to 89 Days
Financing receivable recorded investment
Past due	75,000	19,000
Consumer | 90 Days or Greater
Financing receivable recorded investment
Past due	88,000	45,000
Foreign
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	11,000	739,000
Past due	1,361,000	1,962,000
Loans, current	139,688,000	148,555,000
Total loans	141,049,000	150,517,000
Foreign | 30 to 59 Days
Financing receivable recorded investment
Past due	1,347,000	1,106,000
Foreign | 60 to 89 Days
Financing receivable recorded investment
Past due	3,000	117,000
Foreign | 90 Days or Greater
Financing receivable recorded investment
Past due	$ 11,000	$ 739,000